Cash flow information (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Information
Investment properties	$ (4,382)		$ 29,586
Property, plant and equipment	(27,900)	1,712	15,104
Trading properties			2,656
Intangible assets	(6,188)	19	6,603
Investments in joint ventures and associates	(365)	(74)	9,268
Deferred income tax	(121)	53	(4,681)
Trade and other receivables	(11,875)	591	9,713
Investments in financial assets	(2,846)		5,824
Derivative financial instruments	(23)		(54)
Inventories	(5,896)		1,919
Restricted assets	(91)		91
Financial assets held for sale	22,891		5,129
Trade and other payables	2,389	(917)	(19,749)
Salaries and social security liabilities	21,050	(148)
Borrowings	432	(660)	(60,306)
Provisions	7	2	(969)
Deferred income tax liabilities	2,796	1	(267)
Employee benefits	1,254	(47)	(405)
Net amount of non-cash assets incorporated / held for sale	(8,868)	532	(538)
Cash and cash equivalents	(5,554)	150
Non-controlling interest	7,329	40	(8,630)
Goodwill	74	(26)	1,391
Net amount of assets incorporated / held for sale	(7,019)	696	(7,777)
Interest held before acquisition	(472)	67
Seller financing	214
Foreign exchange losses	(38)
Fair value of interest held before business combination	(510)
Cash and cash equivalents incorporated / held for sale		(150)	9,193
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ (7,825)	$ 613	$ 1,416